DEBT (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended								3 Months Ended		6 Months Ended			7 Months Ended	9 Months Ended			12 Months Ended			15 Months Ended
		Oct. 03, 2017	May 16, 2017	Apr. 30, 2019	Feb. 28, 2018	Aug. 30, 2017	May 31, 2017	May 28, 2017	Apr. 30, 2017	Mar. 31, 2017	Oct. 31, 2016	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Jun. 30, 2016	May 28, 2017	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2018
Line of Credit Facility, Maximum Borrowing Capacity											$ 17,500
Payment for Management Fee																					$ 2,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														11,075,027							11,075,027
Warrants to Purchase Common Stock, Maximum Shares Percentage																					5.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 1.35				$ 1.35			$ 1.35
Sale of Stock, Consideration Received on Transaction			$ 36,000
Warrants Not Settleable in Cash, Fair Value Disclosure														$ 8,800							$ 8,800
Debt Issuance Costs, Net														81,094				$ 1,250		$ 0	81,094
Payments of Debt Issuance Costs																		332		559	560	$ 31	$ 176
Professional Fees																		11,724		15,865	21,379	17,140	3,266
Long-term Debt														88,064				80,156			88,064	14,814
Accretion Expense																		19,403		4,346	10,121	0	0
Amortization of Debt Issuance Costs and Discounts														433	[1]			$ 9,861	[2]	0	0	0	138
Repayments of Lines of Credit									$ 14,100	$ 2,500			$ 6,500
Fair Value Assumptions, Expected Term																		2 years 8 months 12 days
Fair Value Inputs, Probability of Default																		42.00%
Fair Value Inputs, Discount Rate																		19.60%
Fair Value Assumptions, Risk Free Interest Rate																		1.60%
Fair Value Inputs, Counterparty Credit Risk																		18.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability																		$ 4,400		5,000
Proceeds from Issuance or Sale of Equity						$ 35,000
Debt Issuance Costs, Noncurrent, Net														3,950				3,313			3,950	0
Interest Expense, Debt																		33,629		5,020	13,356	829	$ 742
Payments for Other Fees																				2,000
Excess Cash Flow Payment													$ 4,000
Excess Cash Flow Payment Percentage													75.00%
Restricted Cash and Cash Equivalents														18,300				8,300			$ 18,300
Other Noncurrent Liabilities [Member]
Debt Issuance Costs, Noncurrent, Net																		$ 2,500
Scenario, Forecast [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 125,000
Proceeds from Lines of Credit					$ 5,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.35
Repayments of Lines of Credit			$ 27,700			13,700	$ 2,500		14,100
Proceeds from Issuance or Sale of Equity						$ 35,000
Line of Credit Facility, Commitment Fee Percentage							1.00%											1.00%
Proportional Write-Off [Member]
Amortization of Debt Issuance Costs and Discounts																		$ 21,500
Insurance Settlement [Member]
Repayments of Debt									$ 14,100
Principal Payments [Member]
Repayments of Debt																		21,500
Second Amendment [Member]
Line of Credit Facility, Collateral Fee Percentage After Amendment																					2.50%
Sale of Stock, Consideration Received on Transaction																	$ 35,000
Debt Instrument Minimum Repayment Percentage																	50.00%
Amended Consulting Agreement [Member]
Long-term Debt														$ 6,000							$ 6,000
Third Amendment [Member]
Repayments of Debt							$ 2,500
Sixth Amendment [Member]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 140,000
Maximum [Member]
Sale of Stock, Consideration Received on Transaction																					20,000
Maximum [Member] | Scenario, Forecast [Member]
Proceeds from Issuance or Sale of Equity		$ 100,000
Maximum [Member] | Second Amendment [Member]
Credit facility, Additional Quarterly Principal Payments Percentage												75.00%	75.00%
Minimum [Member]
Sale of Stock, Consideration Received on Transaction																					10,000
Minimum [Member] | Scenario, Forecast [Member]
Proceeds from Issuance or Sale of Equity				$ 100,000																				$ 35,000
Minimum [Member] | Second Amendment [Member]
Credit facility, Additional Quarterly Principal Payments Percentage												25.00%
Sale of Stock, Consideration Received on Transaction																					10,000
Proceeds from Issuance or Sale of Equity								$ 35,000
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																$ 125,000
Proceeds from Lines of Credit																					$ 30,000
Debt Instrument, Maturity Date																					Jun. 30, 2020
Debt Instrument, Interest Rate, Stated Percentage														15.00%				15.00%			15.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																		5.00%
Line of Credit Facility, Collateral Fee Percentage																		0.50%			0.50%
Line of Credit Facility, Collateral Fee Percentage After Amendment																		2.50%			2.50%
Debt Instrument Additional Interest Rate, Debt Default																		2.00%			2.00%
Debt instrument Origination Fee Percentage																					5.00%
Debt instrument Original Issue Discount Percentage																					2.00%
Consulting Exit Fee Payable																14,000		$ 14,000
Foreign Withholding Tax Fee Payable																2,000		$ 2,000
Commitment Exit Fee, Basis of Valuation																		The commitment exit fee is calculated using the annualized revenue for the most recent fiscal quarter in which a Trigger Event occurs, times a multiplier of 6.9% of annualized revenue up to $300.0 million, and lower percentages for annualized revenue in excess of $300.0 million.			The commitment exit fee is calculated using the annualized revenue for the most recent fiscal quarter in which a Trigger Event occurs, times a multiplier of 6.9% of annualized revenue up to $300.0 million, and lower percentages for annualized revenue in excess of $300.0 million.
Commitment Exit Fee														$ 12,900		9,600		$ 14,800			$ 12,900
Continuing Origination Agent Service Fee, Basis of Valuation																		The continuing origination agent service fee is also calculated using the annualized revenue for the most recent fiscal quarter in which a Trigger Event occurs, times a multiplier of 14.1% of annualized revenue up to $300.0 million, and lower percentages for annualized revenue in excess of $300.0 million			The continuing origination agent service fee is also calculated using the annualized revenue for the most recent fiscal quarter in which a Trigger Event occurs, times a multiplier of 14.1% of annualized revenue up to $300.0 million, and lower percentages for annualized revenue in excess of $300.0 million.
Continuing Origination Agent Service Fee Payable																19,700
Aggregate Trigger Event fees														55,300		45,300					$ 55,300
Debt Related Commitment Fees and Debt Issuance Costs																2,900
Debt Issuance Costs, Net														200							200
Debt Instrument, Collateral Amount														18,300							18,300
Long-term Debt														88,064							88,064	$ 0
Accretion Expense											8,400							$ 2,000
Unfunded Debt Issuance Cost, Amortization Transferred											1,100
Amortization of Debt Issuance Costs and Discounts																		$ 11,900
Debt Instrument, Interest Rate During Period																		31.00%
Debt Instrument, Interest Rate, Effective Percentage																		46.00%
Repayments of Lines of Credit												$ 2,500
Gain (Loss) on Extinguishment of Debt																		$ 9,900
Origination Agent Fee																		30,200		26,400
Trigger Event Exit Fees																		61,000		55,300
Repayments of Related Party Debt																		900
Revolving Credit Facility [Member] | Second Amendment [Member]
Proceeds from Lines of Credit											$ 1,600
Debt instrument Original Issue Discount Percentage											2.00%
Payments of Debt Issuance Costs																					10,000
Professional Fees																					1,500
Revolving Credit Facility [Member] | Annual Loan Service [Member]
Debt Instrument, Fee Amount														400							400
Revolving Credit Facility [Member] | Annual Agent Fee [Member]
Debt Instrument, Fee Amount														100							$ 100
Revolving Credit Facility [Member] | Maximum [Member]
Credit facility, Additional Quarterly Principal Payments Percentage																					75.00%
Revolving Credit Facility [Member] | Minimum [Member]
Credit facility, Additional Quarterly Principal Payments Percentage																					25.00%
Funded Debt [Member]
Debt Issuance Costs, Net														81,094				59,822			$ 81,094
Long-term Debt														88,064				$ 80,156			88,064
Amortization of Debt Issuance Costs and Discounts	[3]													9,440
Initial Term Loan [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																30,000
Proceeds from Lines of Credit																					19,100
Delayed Draw A Term Loan [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity														65,000		65,000					$ 65,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																					15.00%
Delayed Draw A Term Loan [Member] | Revolving Credit Facility [Member] | Second Amendment [Member]
Line of Credit Facility, Maximum Borrowing Capacity											$ 65,000
Delayed Draw B Term Loan [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																$ 30,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																					5.00%
Delayed Draw B Term Loan [Member] | Revolving Credit Facility [Member] | Second Amendment [Member]
Line of Credit Facility, Maximum Borrowing Capacity											12,500			$ 17,500							$ 17,500
Payable In Cash Interest [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate, Stated Percentage														12.00%				12.00%			12.00%
Paid-In-Kind [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate, Stated Percentage														3.00%				3.00%			3.00%
Term Loan [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity											$ 107,500
Make-Whole Interest Payment Debt [Member]
Interest Expense, Debt																		$ 4,607	[4]	0
Make-Whole Interest Payment Debt [Member] | Insurance Settlement [Member]
Interest Expense, Debt																		$ 14,100		$ 14,100
Principal Borrowings [Member] | Funded Debt [Member]
Debt Instrument Principal Reductions Scheduled														$ 77,500

[1]	Consists of amortization expense related to unfunded debt of $1.5 million for the period through October 2016, net of the transfer of $1.1 million of accumulated amortization upon funding of $77.5 million in connection with the Amendment in October 2016.
[2]	Consists of the write-off of the proportional debt discount and issuance costs associated with $21.5 million of principal prepayments for the nine months ended September 30, 2017.
[3]	Consists of $8.4 million of accretion related to funded debt, plus a $1.1 million transfer of amortization from the unfunded debt issuance costs in October 2016 in connection with the Amendment.
[4]	Consists of make-whole interest payment associated with a $14.1 million principal prepayment due to the insurance settlement discussed in Note 8.